EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Earnings per share

	For the three months ended June 30				For the six months ended June 30
	2020		2019		2020		2019
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$622	$622	$223	$223	$1,285	$1,285	$363	$363
Net income attributable to non-controlling interests	(265)	(265)	(29)	(29)	(528)	(528)	(58)	(58)
Net income attributable to equity holders of Barrick Gold Corporation	$357	$357	$194	$194	$757	$757	$305	$305
Weighted average shares outstanding	1,778	1,778	1,752	1,752	1,778	1,778	1,749	1,749
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$0.20	$0.20	$0.11	$0.11	$0.43	$0.43	$0.17	$0.17